Fair Value Measurements - Carrying Amount and Estimated Fair Values of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issuance cost net	$ 18.5	$ 22.4
Term Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issuance cost net	$ 18.5	$ 22.4